UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $ 1,157,116
                                         (thousands)


List of Other Included Managers:  NONE

                        FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                       VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
APPLE INC                       COM             037833100    67,134    200,000  SH          SOLE      N/A       200,000   0    0
ALLERGAN INC                    COM             018490102    37,879    455,000  SH          SOLE      N/A       455,000   0    0
BAIDU INC                       SPON ADR REP A  056752108    14,574    104,000  SH          SOLE      N/A       104,000   0    0
COOPER COMPANIES INC            COM NEW         216648402    30,904    390,000  SH          SOLE      N/A       390,000   0    0
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109    74,230  2,050,000  SH          SOLE      N/A     2,050,000   0    0
DIRECTV                         COM CL A        25490A101    35,894    706,300  SH          SOLE      N/A       706,300   0    0
E-COMMERCE CHINA DANGDANG IN    SPN ADS COM A   26833A105    13,792  1,190,000  SH          SOLE      N/A     1,190,000   0    0
FRESH MKT INC                   COM             35804H106    59,556  1,539,700  SH          SOLE      N/A     1,539,700   0    0
ILLUMINA INC                    COM             452327109    28,557    380,000  SH          SOLE      N/A       380,000   0    0
INFORMATICA CORP                COM             45666Q102    24,587    420,800  SH          SOLE      N/A       420,800   0    0
KOSMOS ENERGY LTD               SHS             G5315B107    10,103    595,000  SH          SOLE      N/A       595,000   0    0
LIBERTY GLOBAL INC              COM SER A       530555101   130,602  2,899,700  SH          SOLE      N/A     2,899,700   0    0
LIBERTY GLOBAL INC              COM SER C       530555309    28,396    665,000  SH          SOLE      N/A       665,000   0    0
LIBERTY MEDIA CORP NEW          CAP COM SER A   53071M302    64,836    756,100  SH          SOLE      N/A       756,100   0    0
LINKEDIN CORP                   COM CL A        53578A108    15,315    170,000  SH          SOLE      N/A       170,000   0    0
MCKESSON CORP                   COM             58155Q103    41,825    500,000  SH          SOLE      N/A       500,000   0    0
MEAD JOHNSON NUTRITION CO       COM             582839106    12,835    190,000  SH          SOLE      N/A       190,000   0    0
MAKEMYTRIP LIMITED MAURITUIUS   SHS             V5633W109    19,159    782,000  SH          SOLE      N/A       782,000   0    0
NXP SEMICONDUCTORS NV           COM             N6596X109       759     28,400  SH          SOLE      N/A        28,400   0    0
OPENTABLE INC                   COM             68372A104     1,139     13,700  SH          SOLE      N/A        13,700   0    0
QUALCOMM INC                    COM             747525103    29,962    527,600  SH          SOLE      N/A       527,600   0    0
SINA CORP                       ORD             G81477104    15,615    150,000  SH          SOLE      N/A       150,000   0    0
SIRIUS XM RADIO INC             COM             82967N108    61,868 28,250,000  SH          SOLE      N/A    28,250,000   0    0
SALIX PHARMACEUTICALS INC       COM             795435106    28,478    715,000  SH          SOLE      N/A       715,000   0    0
SOHU COM INC                    COM             83408W103    20,958    290,000  SH          SOLE      N/A       290,000   0    0
ULTA SALON COSMETICS & FRAGR I  COM             90384S303   100,099  1,550,000  SH          SOLE      N/A     1,550,000   0    0
UNION PAC CORP                  COM             907818108    36,540    350,000  SH          SOLE      N/A       350,000   0    0
VMWARE INC                      CL A COM        928563402    42,598    425,000  SH          SOLE      N/A       425,000   0    0
VERA BRADLEY INC                COM             92335C106    42,593  1,115,000  SH          SOLE      N/A     1,115,000   0    0
VALEANT PHARMACEUTICALS INTL    COM             91911K102    51,960  1,000,000  SH          SOLE      N/A     1,000,000   0    0
WILLIAMS COS INC DEL            COM             969457100    14,369    475,000  SH          SOLE      N/A       475,000   0    0








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